Credit Risk - Summary of Commercial Real Estate by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of performance obligations [line items]
Customer loans	£ 208,750	£ 207,287